UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     Dec. 31, 2003
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Advance Capital Management, Inc.
Address:  	One Towne Square, Suite 444
            Southfield, MI  48076-3704

Form 13F File Number:   28-6474
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Cappelli
Title:    Vice-President
Phone:    (248) 350-8543

Signature, Place, and Date of Signing:

  /S/ Robert J. Cappelli    	                Southfield, MI   	   2/11/04
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[  ]  13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                       Name
               28-115                       T. Rowe Price
     ----------------------------         ------------------
     [Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -----------------
Form 13F Information Table Entry Total:           94
                                          -----------------
Form 13F Information Table Value Total:   $     53,564
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]




                                                     SUMMARY TABLE
                                                     December 31, 2003



                                     TITLE            VALUE                                   VOTING
                                     OF               IN       SHARES/ SH/ PUT/ INVESTMT      SOLE
       NAME OF ISSUER                CLASS CUSIP      $1,000'S PRN AMT PRN CALL DSCRETN  MGRS AUTHORITY
AA     ALCOA                         COM   013817101  30       800              SOLE          800
ABT    ABBOTT LABS                   COM   002824100  517      11,100           SOLE          11,100
ADP    AUTOMATIC DATA PROCESSING     COM   53015103   400      10,100           SOLE          10,100
AIG    AMERICAN INTERNATIONAL GROUP  COM   026874107  783      11,819           SOLE          11,819
AMAT   APPLIED MATERIALS             COM   038222105  429      19,100           SOLE          19,100
AMGN   AMGEN                         COM   031162100  717      11,600           SOLE          11,600
TWX    TIME WARNER                   COM   887317105  404      22,450           SOLE          22,450
APOL   APOLLO GROUP                  COM   037604105  475      7,000            SOLE          7,000
AZO    AUTOZONE                      COM   053332102  362      4,250            SOLE          4,250
BA     BOEING                        COM   097023105  17       400              SOLE          400
BAC    BANKAMERICA                   COM   06605F102  306      3,800            SOLE          3,800
BBBY   BED BATH & BEYOND             COM   075896100  420      9,700            SOLE          9,700
BBY    BEST BUY                      COM   086516101  465      8,900            SOLE          8,900
BK     BANK OF NEW YORK              COM   064057102  13       400              SOLE          400
BLS    BELLSOUTH                     COM   079860102  221      7,800            SOLE          7,800
BMET   BIOMET                        COM   90613100   431      11,900           SOLE          11,900
BSC    BEAR STEARNS                  COM   073902108  208      2,600            SOLE          2,600
BUD    ANHEUSER BUSCH                COM   035229103  387      7,350            SOLE          7,350
C      CITIGROUP                     COM   172967101  1,329    27,370           SOLE          27,370
CAH    CARDINAL HEALTHCARE           COM   14149Y108  413      6,757            SOLE          6,757
CMCSK  COMCAST                       COM   200300200  397      12,700           SOLE          12,700
CSCO   CISCO SYSTEMS                 COM   17275R102  2,772    114,400          SOLE          114,400
CTAS   CINTAS                        COM   172908105  451      9,000            SOLE          9,000
DD     DUPONT                        COM   263534109  18       400              SOLE          400
DELL   DELL COMPUTER                 COM   247025109  1,437    42,300           SOLE          42,300
DIS    DISNEY (WALT) CO.             COM   254687106  300      12,850           SOLE          12,850
DUK    DUKE                          COM   264399106  17       817              SOLE          817
EBAY   EBAY                          COM   278642103  168      2,600            SOLE          2,600
ERTS   ELECTRONIC ARTS               COM   285512109  219      4,600            SOLE          4,600
F      FORD MOTOR COMPANY            COM   345370100  11       699              SOLE          699
FDC    FIRST DATA CORP               COM   319963104  370      9,000            SOLE          9,000
FITB   FIFTH THIRD BANK              COM   316773100  296      5,000            SOLE          5,000
FNM    FEDERAL NATIONAL MTGE ASSOC.  COM   313586109  631      8,400            SOLE          8,400
FRE    FREDDIE MAC                   COM   313400301  274      4,700            SOLE          4,700
FRX    FOREST LABS                   COM   345838106  402      6,500            SOLE          6,500
G      GILLETTE                      COM   375766102  404      11,000           SOLE          11,000
GCI    GANNETT                       COM   364730101  36       400              SOLE          400
GE     GENERAL ELECTRIC              COM   369604103  2,313    74,660           SOLE          74,660
GM     GENERAL MOTORS                COM   370442105  17       342              SOLE          342
HD     HOME DEPOT                    COM   437076102  447      12,600           SOLE          12,600
HDI    HARLEY DAVIDSON               COM   412822108  347      7,300            SOLE          7,300
IBM    INTL BUS MACHINES             COM   459200101  1,159    12,500           SOLE          12,500
IGT    INTERNATIONAL GAME TECH       COM   459902102  475      13,300           SOLE          13,300
INTC   INTEL                         COM   458140100  2,756    86,000           SOLE          86,000
INTU   INTUIT                        COM   461202103  391      7,400            SOLE          7,400
ITW    ILLINOIS TOOLWORKS            COM   452308109  420      5,000            SOLE          5,000
JNJ    JOHNSON & JOHNSON             COM   478160104  1,209    23,400           SOLE          23,400
JPM    J. P. MORGAN                  COM   616880100  334      9,100            SOLE          9,100
KLAC   KLA TENCOR                    COM   482480100  386      6,600            SOLE          6,600
KO     COCA-COLA COMPANY             COM   191216100  979      19,300           SOLE          19,300
KRB    MBNA                          COM   55262L100  276      11,100           SOLE          11,100
KSS    KOHLS                         COM   500255104  279      6,200            SOLE          6,200
LLTC   LINEAR TECHNOLOGY             COM   535678106  408      9,700            SOLE          9,700
LLY    LILLY (ELI) & CO.             COM   532457108  563      8,000            SOLE          8,000
LOW    LOWES                         COM   548661107  465      8,400            SOLE          8,400
LXK    LEXMARK                       COM   529771107  425      5,400            SOLE          5,400
MDT    MEDTRONIC                     COM   585055106  486      10,000           SOLE          10,000
MHS    MEDCO HEALTH SOLUTIONS        COM   58405U102  68       2,002            SOLE          2,002
MMC    MARSH & MCLENNAN              COM   571748102  335      7,000            SOLE          7,000
MMM    3M                            COM   88579Y101  468      5,500            SOLE          5,500
MRK    MERCK                         COM   589331107  767      16,600           SOLE          16,600
MSFT   MICROSOFT                     COM   594918104  3,309    120,900          SOLE          120,900
MWD    MORGAN STANLEY DEAN WITTER    COM   617446448  278      4,800            SOLE          4,800
MXIM   MAXIM INTEGRATED              COM   57772K101  456      9,200            SOLE          9,200
ONE    BANK ONE                      COM   06423A103  260      5,700            SOLE          5,700
ORCL   ORACLE SYSTEMS                COM   68389X105  1,180    89,200           SOLE          89,200
PAYX   PAYCHEX                       COM   704326107  433      11,650           SOLE          11,650
PEP    PEPSICO                       COM   713448108  448      9,600            SOLE          9,600
PFE    PFIZER                        COM   717081103  1,501    42,475           SOLE          42,475
PG     PROCTOR & GAMBLE              COM   742718109  1,069    10,700           SOLE          10,700
QCOM   QUALCOMM                      COM   747525103  812      15,050           SOLE          15,050
RD     ROYAL DUTCH PETROLEUM - ADR   COM   780257804  901      17,200           SOLE          17,200
SBC    SBC COMMUNICATIONS            COM   78387G103  243      9,322            SOLE          9,322
SBUX   STARBUCKS                     COM   855244109  458      13,800           SOLE          13,800
STT    STATE STREET BOSTON           COM   857477103  58       1,120            SOLE          1,120
SYK    STRYKER                       COM   863667101  468      5,500            SOLE          5,500
SYMC   SYMANTEC                      COM   871503108  210      6,100            SOLE          6,100
SYY    SYSCO                         COM   871829107  421      11,300           SOLE          11,300
TAP/A  TRAVELERS A                   COM   89420G109  1        39               SOLE          39
TAP/B  TRAVELERS B                   COM   89420G406  1        80               SOLE          80
TXN    TEXAS INSTRUMENTS             COM   882508104  447      15,200           SOLE          15,200
UNH    UNITED HEALTH                 COM   91324P102  500      8,600            SOLE          8,600
UPS    UNITED PARCEL SERVICE         COM   911312106  425      5,700            SOLE          5,700
UTX    UNITED TECHNOLOGIES           COM   913017109  464      4,900            SOLE          4,900
VOD    VODAFONE                      COM   92857W100  17       675              SOLE          675
VRTS   VERITAS                       COM   923436109  474      12,800           SOLE          12,800
VZ     VERIZON                       COM   92343V104  296      8,446            SOLE          8,446
WEC    WISCONSIN ENERGY              COM   976657106  10       290              SOLE          290
WFC    WELLS FARGO                   COM   949746101  836      14,200           SOLE          14,200
WMT    WAL-MART STORES               COM   931142103  1,841    34,700           SOLE          34,700
WWY    WRIGLEYS                      COM   982526105  360      6,400            SOLE          6,400
WYE    WYETH                         COM   983024100  429      10,100           SOLE          10,100
XLNX   XILINX                        COM   983919101  569      14,700           SOLE          14,700
XOM    EXXON MOBIL                   COM   30231G102  2,089    50,944           SOLE          50,944


       TOTAL                                          53,564



* PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS
THE SUB-ADVISOR FOR THE STOCKS IN THE ADVANCE
CAPITAL I BALANCED FUND AND EQUITY GROWTH FUND.
THEY HAVE FILED THESE SECURITIES ON OUR BEHALF
ON THEIR FORM 13F REPORT.